SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of total allowance for credit losses

Total allowance for
credit losses
Balance at December 31, 2022	3,630
Credit loss expense	1,950
Write-offs	(1,298)

Balance at December 31, 2023	4,282
Credit loss expense	(519)
Write-offs	(540)

Balance at December 31, 2024	3,223

Schedule of estimated useful lives

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Furniture, fixtures and equipment	3-5 years
Electronic equipment	3-5 years
Vehicles	4-5 years

Schedule of product revenues and segment profit (loss) generated by its segments

	Years Ended December 31,
	2022	2023	2024
B2C segment
Product revenues	408,305	357,975	261,197
Service revenues	33,223	19,388	16,900
Cost of products sold*	(345,065)	(297,979)	(214,403)
Segment profit for B2C Business	96,463	79,384	63,694

B2B segment
Product revenues	12,995,131	14,483,935	14,033,543
Service revenues	80,039	86,831	89,609
Cost of products sold*	(12,331,657)	(13,801,172)	(13,357,617)
Segment profit for B2B Business	743,513	769,594	765,535

Total segment profit	839,976	848,978	829,229
*

For segment reporting purpose, purchase rebate is allocated to B2C segment and B2B segment primarily based on the amount of cost of products sold for each segment. Cost of products sold does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, which are recorded in the fulfillment expenses.

Schedule of reconciliation of the reportable segments' measures of profit or loss to consolidated loss before income taxes

	Years Ended December 31,
	2022	2023	2024

Total profit for reportable segments	839,976	848,978	829,229
Unallocated amounts:
Fulfillment expenses	(401,414)	(400,538)	(381,035)
Selling and marketing expenses	(457,880)	(448,387)	(313,897)
General and administrative expenses	(205,623)	(224,202)	(70,907)
Technology expenses	(139,504)	(124,341)	(69,635)
Other operating income (expenses), net	(6,556)	(1,607)	8,359
Interest income	8,118	8,834	7,041
Interest expense	(13,443)	(20,141)	(28,331)
Foreign exchange gain (loss)	(7,875)	610	(909)
Other income, net	8,132	7,612	(595)
Loss before income tax	(376,069)	(353,182)	(20,680)

Schedule of revenues from different product groups and services

	Years Ended December 31,
	2022	2023	2024
Product Revenues	13,403,436	14,841,910	14,294,740
Drugs	12,572,634	13,883,055	13,398,162
Nutritional supplements	554,789	631,122	550,464
Medical supplies and devices	164,916	157,504	144,282
Other products	111,097	170,229	201,832
Service Revenues	113,262	106,219	106,509
MP Service	68,477	70,271	65,536
Other Services	44,785	35,948	40,973
Total	13,516,698	14,948,129	14,401,249

Schedule of obligations under its reverse factoring arrangements

	As of December 31,
	2023	2024
The outstanding confirmed amount at the beginning of the year	64,120	98,109
The amount of obligation confirmed during the year	303,764	147,857
The amount of obligation paid during the year	(269,775)	(245,966)
The outstanding confirmed amount at the end of the year	98,109	—

Schedule of outstanding borrowings from factoring arrangement

	As of December 31,
	2023	2024
Outstanding borrowing at the beginning of the year	40,112	40,353
Borrowing received during the year	405,122	89,500
Borrowing repaid during the year	(404,881)	(99,853)
Outstanding borrowing at the end of the year	40,353	30,000

Schedule of guaranteed customer loans

	As of December 31,
	2023	2024
Outstanding guaranteed customer loans at the beginning of the year	46,512	54,999
Guaranteed during the year	742,464	473,597
Repaid by customers during the year	(733,977)	(495,161)
Outstanding guaranteed customer loans at the end of the year	54,999	33,435